Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock LifePath Dynamic 2060 Fund	Dec. 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 606
Expense Example, with Redemption, 3 Years	822
Expense Example, with Redemption, 5 Years	1,055
Expense Example, with Redemption, 10 Years	1,722
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	546
Expense Example, with Redemption, 5 Years	955
Expense Example, with Redemption, 10 Years	1,901
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	424
Expense Example, with Redemption, 10 Years	970
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	666
Expense Example, with Redemption, 10 Years	$ 1,493